Goldman Sachs Growth Allocation Fund Expense Example - Class P Shares [Member] - Goldman Sachs Growth Allocation Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 805